Average Annual Total Returns (Vanguard Russell 2000 Growth Index Fund Institutional)	Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Russell 2000 Growth Index Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.49%	43.26%	24.77%	43.30%
Since Inception	16.45%	16.28%	12.87%	16.42%